PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2024
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1.PRINCIPAL ACTIVITIES AND ORGANIZATION

(a)Principal activities

KANZHUN LIMITED (the “Company”) was incorporated under the laws of the Cayman Islands on January 16, 2014 as an exempted company with limited liability. The Company, through its subsidiaries, consolidated variable interest entity (the “VIE”) and VIE’s subsidiaries (collectively referred to as the “Group”), is primarily engaged in providing online recruitment services through a platform named “BOSS Zhipin” in the People’s Republic of China (the “PRC” or “China”).

(b)Organization of the Group

As of December 31, 2024, the Company’s principal subsidiaries and consolidated VIE are as follows:

Company name	Place of incorporation	Date of incorporation	Equity interest/economic interest held	Principal activities
Principal subsidiaries
Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding
Beijing Highland Wolf Technology Co., Ltd. (the “WFOE”)	Beijing, China	December 6, 2023	100%	Management consultancy and technical services
VIE
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment services

(c)Consolidated variable interest entity

In order to comply with the PRC laws and regulations that prohibit or restrict foreign investments in companies involved in restricted businesses, the Group operates its restricted businesses in the PRC mainly through the VIE, Huapin, and its subsidiaries, whose equity interests are held by certain management members of the Group (the “Registered Shareholders”). Before 2024, the Company entered into a series of contractual arrangements through its subsidiary, Beijing Glorywolf Co., Ltd., with Huapin and its respective Registered Shareholders. In January 2024, these original contractual arrangements were superseded by new contractual arrangements entered into among the WFOE, Huapin and its Registered Shareholders. Pursuant to these contractual arrangements, the Company has the power to direct activities of Huapin that most significantly affect its economic performance and receives substantially all of the economic benefits from Huapin. Accordingly, the Company obtains a controlling financial interest in the VIE. The Company is deemed to be the ultimate primary beneficiary of the VIE, and therefore consolidates the VIE’s results of operations, assets and liabilities in the Group’s consolidated financial statements under the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The principal terms of the contractual agreements entered into by and among the Company, through the WFOE, the VIE and the Registered Shareholders are further described below.

Exclusive Technology and Service Co-operation Agreement

Pursuant to the Exclusive Technology and Service Co-operation Agreement, the VIE has agreed to engage the WFOE as the exclusive provider of management consultancy, technical and other services as agreed. The VIE shall pay service fee to the WFOE, which shall be equivalent to total consolidated profit of the VIE and its subsidiaries, after offsetting the prior-year accumulated loss (if any), operating cost and expenses, taxes and other statutory contributions. Notwithstanding the foregoing, the WFOE shall have the right to adjust the level of the service fee by taking into account such factors as (a) the complexity and difficulty of the services, (b) the time taken for the services, (c) the scope and commercial value of the management consultancy, technical and other services, (d) the scope and commercial value of intellectual property licensing and leasing services, and (e) the market reference price for services of similar kinds.

1.PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(c)Consolidated variable interest entity (continued)

Exclusive Technology and Service Co-operation Agreement (continued)

The Exclusive Technology and Service Co-operation Agreement shall remain effective until, among others, the date on which the WFOE or its designated party is formally registered as the shareholder of the VIE, in the case where the WFOE is permitted by the PRC laws to directly hold the VIE’s equity interests and the WFOE and its subsidiaries and branches are allowed to engage in the business being currently operated by the VIE.

Exclusive Purchase Option Agreement

Pursuant to the Exclusive Purchase Option Agreement, the Registered Shareholders of the VIE have granted the WFOE or its offshore parent company or its directly or indirectly owned subsidiaries, an exclusive and irrevocable right to purchase all or any part of the respective equity interests in the VIE from the Registered Shareholders. Among others, the VIE and the Registered Shareholders irrevocably covenanted that unless with prior written consent by the WFOE, the VIE shall not sell, transfer, pledge, or otherwise dispose all or any part of its assets (other than the assets necessary for its ordinary course of business), and the Registered Shareholders shall not sell, transfer, pledge, or otherwise dispose all or any part of their equity interests in the VIE, other than the pledge of the VIE’s equity interests pursuant to these contractual arrangements. The purchase price payable by the WFOE or its designee in respect of the transfer of the entire equity interests and/or total assets of the VIE shall be the nominal price, or the minimum price required by relevant PRC authorities or PRC laws. However, in any event, subject to the provisions and requirements of PRC laws, the price paid by the WFOE and/or its designee to the VIE and/or Registered Shareholders at any such price shall be returned by the VIE and/or Registered Shareholders at the time and in the form requested by the WFOE.

The Exclusive Purchase Option Agreement shall remain effective for ten years with the WFOE having the option to renew it until all the equity interests in and/or all assets of the VIE have been transferred to the WFOE and/or its designee (registration has been completed for the change of members), and the WFOE and its subsidiaries and branches can legally engage in the business of the VIE.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, the Registered Shareholders of the VIE have pledged all of equity interests in the VIE to the WFOE to guarantee performance of their obligations under the contractual arrangements and all liabilities, monetary debts or other payment obligations arising out of or in relation with the contractual arrangements. In the event of a breach by the VIE or any of its Registered Shareholders of contractual obligations under the Equity Pledge Agreement, the WFOE will have the right to (1) demand all the outstanding payments according to the Exclusive Technology and Service Co-operation Agreement, and/or (2) exercise its right of pledge according to the Equity Pledge Agreement, or otherwise dispose of the pledged equity interests in accordance with applicable laws, unless the event of default has been resolved in the satisfactory of the WFOE in time.

The Equity Pledge Agreement shall remain valid until, among others, the VIE and the Registered Shareholders have recorded the release of such pledged equity interests in the register of members of the VIE and completed relevant deregistration procedure.

1.	PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(c)Consolidated variable interest entity (continued)

Spousal Consent Letter

Pursuant to the Spousal Consent Letter, the spouses of the Registered Shareholders unconditionally and irrevocably consented to the execution of the relevant contractual agreements and to the disposal in accordance therewith of the equity interests in the VIE held by the Registered Shareholders (as the case may be). Additionally, each of the spouses agreed not to make any claim with respect to the equity interests in the VIE held by such Registered Shareholder, and to be bound by the relevant contractual agreements if for any reason the spouses acquire any equity interest in VIE held by each Registered Shareholder.

Power of Attorney

Pursuant to the Power of Attorney, each of the Registered Shareholders appointed the WFOE and/or its designee as their sole and exclusive agent to act on their behalf on all matters concerning the VIE and to exercise all of their rights as shareholders of the VIE, including but not limited to (1) to propose, convene and attend shareholders meetings and sign minutes and resolutions, (2) to exercise all shareholder rights that they are entitled to under PRC law and the relevant articles of association, including but not limited to, the right to vote and the right to sell, transfer, pledge or disposal of all or part of their shareholding; and (3) to elect, designate and appoint the legal representative, chairman, directors, supervisors, general manager and other senior executives of the VIE.

(d)Risks in relations to the VIE structure

The Group believes that the contractual arrangements between or among the WFOE, VIE and the Registered Shareholders are in compliance with applicable PRC laws and regulations. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. The PRC Foreign Investment Law, effective from January 1, 2020, doesn’t explicitly classify contractual arrangements as a form of foreign investments. There are uncertainties with respect to its implementation and interpretation, and the possibility that the VIE will be deemed as a foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing or future PRC law and regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including but not limited to levying fines, confiscating the Group’s income from the VIE, revoking the Group’s business licenses or operating licenses, requiring the Group to restructure its ownership structure or operations, discontinuing or placing restrictions on the Group’s operations. The imposition of these penalties may result in a severe adverse impact on the Company’s ability to direct the activities of the VIE or receive economic benefits from the VIE, which may result in the deconsolidation of the VIE.

1.PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(d)Risks in relations to the VIE structure (continued)

The following table set forth the financial information of the VIE and VIE’s subsidiaries included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions among the VIE and its subsidiaries:

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
ASSETS
Current assets
Cash and cash equivalents	1,143,968	1,414,184
Short-term time deposits	211,442	—
Short-term investments	2,679,963	4,445,982
Accounts and notes receivable, net	3,691	24,988
Inventories	—	3,042
Amounts due from Group companies	200,970	379,885
Amounts due from related parties	3,937	6,585
Prepayments and other current assets	415,686	276,936
Total current assets	4,659,657	6,551,602
Non-current assets
Long-term investments	149,588	252,492
Property, equipment and software, net	1,661,132	1,469,151
Right-of-use assets, net	260,056	207,835
Intangible assets, net	277	189
Other non-current assets	4,000	—
Total non-current assets	2,075,053	1,929,667
Total assets	6,734,710	8,481,269
LIABILITIES
Current liabilities
Accounts payable	628,645	71,692
Deferred revenue	2,649,582	2,790,780
Other payables and accrued liabilities	623,381	493,032
Amounts due to Group companies	68,966	228,135
Operating lease liabilities, current	146,102	143,588
Total current liabilities	4,116,676	3,727,227
Non-current liabilities
Operating lease liabilities, non-current	112,115	61,002
Deferred tax liabilities	26,455	21,861
Total non-current liabilities	138,570	82,863
Total liabilities	4,255,246	3,810,090

1.PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(d)Risks in relations to the VIE structure (continued)

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Total revenues	4,498,131	5,867,883	7,051,500
Cost of revenues	(750,932)	(1,057,018)	(1,138,098)
Net income	117,298	697,038	1,368,323

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Net cash provided by operating activities	893,078	2,717,909	2,747,052
Net cash used in investing activities	(702,542)	(2,594,184)	(2,476,836)
Net cash used in financing activities	(35,144)	—	—
Net increase in cash and cash equivalents	155,392	123,725	270,216
Cash and cash equivalents at beginning of the year	864,851	1,020,243	1,143,968
Cash and cash equivalents at end of the year	1,020,243	1,143,968	1,414,184

Under the contractual arrangements with the VIE, the Company has the power to direct activities of the VIE through the WFOE that most significantly impact the VIE such as having assets transferred out of the VIE at its discretion. Therefore, the Company considers that there is no asset of the VIE that can be used only to settle obligations of the VIE except for registered capital and PRC statutory reserves of the VIE. Since the VIE was incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the WFOE for any liabilities of the VIE.